18. CONTINGENT LIABILTIES	12 Months Ended
Dec. 31, 2025
Notes
18. CONTINGENT LIABILTIES

18.CONTINGENT LIABILTIES

The Company, through its subsidiary ZenaDrone, Inc., is aware of litigation initiated by NightSun LLC in the State of Wyoming, USA. The Company obtained legal confirmation from its counsel, who advised that the claim is not currently considered material, noting that NightSun LLC has been dissolved by the State of Wyoming for failure to pay taxes.

Based on the legal advice received and management’s assessment, no material present obligation or probable outflow of economic resources has been identified. Accordingly, no provision has been recognized as of December 31, 2025.